                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-1545

                      Eaton Vance Special Investment Trust
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[ADDING MACHINE]

Semiannual Report June 30, 2003

                                   EATON VANCE
                                    LARGE-CAP
                                      VALUE
                                      FUND

[NYSE FLAG]

[FLOOR STOCK EXCHANGE]

          IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Eaton Vance Large-Cap Value Fund as of June 30, 2003

INVESTMENT UPDATE

[PHOTO OF MICHAEL R. MACH, CFA PORTFOLIO MANAGER]

Management Discussion

- For the six-month period ended June 30, 2003, each class of the Fund's shares recorded positive returns. While the Fund's returns over the six-month period lagged those of its key benchmarks (the S&P 500 Index and the Russell 1000 Value Index), the Fund's longer-term returns continue to compare favorably versus the benchmarks.(1)

- We believe that the Fund's positive returns over the five and 10-year periods were in large part due to the Portfolio's not owning shares of companies where fundamental difficulties caused those shares to hit record low price levels. In like fashion, the Portfolio's underperformance during the six-months ended June 30, 2003 stemmed from not owning many of these same troubled companies, as their stocks enjoyed rebounds from recent lows.

- In pursuing the Portfolio's objective of achieving growth of principal and income for our shareholders, we will continue to adhere to our strategy of investing in a diversified portfolio of companies we believe are inexpensive or undervalued relative to the overall stock market. We will remain disciplined about buying shares of such companies at times when they are available at what we regard as discount levels of valuation. We are confident that this disciplined and traditional approach to value investing is a sound one and that, over time, it can continue to serve the Fund's shareholders well.

- The past bear market has been a stormy one, but recent market action suggests, in our opinion, the clouds may be starting to clear. Our analysts have begun to observe stabilization in many areas of the economy, so we are encouraged on that front as well. Still, our expectation remains that equity markets will continue to be quite volatile. As always, we thank our fellow shareholders for their continued participation and confidence in the Fund.

   The Fund

   Performance for The Past Six Months

- During the six months ended June 30, 2003, the Fund's Class A shares had a total return of 7.48%.(2) This return was the result of an increase in net asset value (NAV) per share to $12.95 on June 30, 2003, from $12.11 on December 31, 2002, and the reinvestment of $0.06 per share in dividends.(2)

- The Fund's Class B shares had a total return of 7.03%(2) during the same period, the result of an increase in NAV per share to $14.93 on June 30, 2003, from $13.97 on December 31, 2002, and the reinvestment of $0.020 per share in dividends.(2)

- The Fund's Class C shares had a total return of 7.02%(2) during the same period, the result of an increase in NAV per share to $11.89 on June 30, 2003, from $11.12 on December 31, 2002, and the reinvestment of $0.01 per share in dividends.(2)

- For comparison, during the six months ended June 30, 2003, the average return of the funds in the Lipper Large-Cap Value Classification was 10.75% and the average return of the S&P 500 was 11.75%.(1)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
as of June 30, 2003

PERFORMANCE(3)                                  CLASS A   CLASS B    CLASS C
----------------------------------------------------------------------------
Average Annual Total Returns (at net
  asset value)
One Year                                         -3.83%    -4.58%    -4.60%
Five Years                                        3.16      2.37      2.34
Ten Years                                        10.83      N.A.      N.A.
Life of Fund+                                     9.42     10.62     10.87

SEC Average Annual Total Returns
  (including sales charge or
  applicable CDSC)
One Year                                         -9.35%    -9.33%    -5.55%
Five Years                                        1.95      2.05      2.34
Ten Years                                        10.18      N.A.      N.A.
Life of Fund+                                     9.33     10.62     10.87

+ Inception Dates - Class A: 9/23/31; Class B: 8/17/94; Class C: 11/4/94

TEN LARGEST HOLDINGS(4)

Citigroup, Inc.                      2.3%
Washington Mutual, Inc.              2.2
Bank of America Corp.                2.2
MetLife, Inc.                        2.0
Alcoa, Inc.                          2.0
IBM                                  2.0
ConocoPhillips                       2.0
Weyerhaeuser Co.                     1.9
TJX Companies, Inc.                  1.9
Wachovia Corp.                       1.9

(1)  It is not possible to invest directly in an Index or Lipper Classification.
(2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.
(4) Based on market value, ten largest holdings accounted for 20.4% of the Fund's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
------------------------------------------------------
Investment in Large-Cap Value Portfolio,
   at value
   (identified cost, $353,947,318)        $403,791,066
Receivable for Fund shares sold              1,803,236
Prepaid expenses                                 5,225
------------------------------------------------------
TOTAL ASSETS                              $405,599,527
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    405,090
Payable to affiliate for distribution
   and service fees                             10,001
Payable to affiliate for Trustees' fees            993
Accrued expenses                                92,278
------------------------------------------------------
TOTAL LIABILITIES                         $    508,362
------------------------------------------------------
NET ASSETS                                $405,091,165
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $394,318,811
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (39,435,227)
Accumulated undistributed net investment
   income                                      363,833
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         49,843,748
------------------------------------------------------
TOTAL                                     $405,091,165
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $239,649,225
SHARES OUTSTANDING                          18,511,404
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.95
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $12.95)      $      13.74
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $104,808,955
SHARES OUTSTANDING                           7,020,340
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      14.93
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 60,632,985
SHARES OUTSTANDING                           5,099,618
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      11.89
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $109,350)            $ 3,855,612
Interest allocated from Portfolio              76,106
Expenses allocated from Portfolio          (1,166,300)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 2,765,418
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees' fees and expenses               $     1,839
Distribution and service fees
   Class A                                    246,079
   Class B                                    457,111
   Class C                                    240,245
Transfer and dividend disbursing agent
   fees                                       268,530
Printing and postage                           51,191
Registration fees                              29,937
Legal and accounting services                  17,485
Custodian fee                                  15,770
Miscellaneous                                  11,534
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,339,721
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 1,425,697
-----------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,699,582)
   Foreign currency transactions              (10,964)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,710,546)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $27,600,488
   Foreign currency                               902
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $27,601,390
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $24,890,844
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $26,316,541
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      1,425,697  $       1,989,351
   Net realized loss                            (2,710,546)       (36,066,582)
   Net change in unrealized
      appreciation (depreciation)               27,601,390        (19,527,775)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     26,316,541  $     (53,605,006)
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $       (971,856) $      (1,875,380)
      Class B                                     (132,360)          (239,318)
      Class C                                      (46,681)           (84,778)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (1,150,897) $      (2,199,476)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     62,105,939  $      77,971,254
      Class B                                   21,730,782         56,858,012
      Class C                                   20,306,604         38,694,763
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      687,744          1,341,830
      Class B                                      102,032            192,004
      Class C                                       28,411             64,309
   Cost of shares redeemed
      Class A                                  (22,426,107)       (39,324,734)
      Class B                                  (12,411,706)       (24,521,843)
      Class C                                   (6,501,068)       (14,114,904)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     63,622,631  $      97,160,691
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     88,788,275  $      41,356,209
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    316,302,890  $     274,946,681
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    405,091,165  $     316,302,890
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $        363,833  $          89,033
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                           CLASS A
                                  -----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ---------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)        2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 12.110         $ 14.530       $ 14.770       $ 14.390       $ 16.050      $ 13.760
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.069         $  0.128       $  0.131       $  0.114       $  0.101      $  0.088
Net realized and unrealized
   gain (loss)                           0.831           (2.408)         0.100          1.835          0.363         2.879
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.900         $ (2.280)      $  0.231       $  1.949       $  0.464      $  2.967
---------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.060)        $ (0.140)      $ (0.125)      $ (0.090)      $ (0.085)     $ (0.090)
From net realized gain                      --               --         (0.346)        (1.479)        (2.039)       (0.587)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.060)        $ (0.140)      $ (0.471)      $ (1.569)      $ (2.124)     $ (0.677)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 12.950         $ 12.110       $ 14.530       $ 14.770       $ 14.390      $ 16.050
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           7.48%          (15.78)%         1.73%         14.76%          3.40%        21.81%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $239,649         $184,446       $177,660       $147,800       $139,219      $141,985
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.18%(4)         1.13%          1.13%          1.15%          1.08%         1.07%
   Net investment income                  1.16%(4)         0.97%          0.91%          0.82%          0.62%         0.60%
Portfolio Turnover of the
   Portfolio                                45%             181%            78%           163%           126%           95%
---------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS B
                                  ----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       --------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)        2000(1)        1999(1)        1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 13.970          $16.760        $16.970        $16.340        $17.990      $15.400
--------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $  0.028          $ 0.033        $ 0.035        $ 0.004        $(0.027)     $(0.031)
Net realized and unrealized
   gain (loss)                           0.952           (2.778)         0.116          2.105          0.416        3.218
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.980          $(2.745)       $ 0.151        $ 2.109        $ 0.389      $ 3.187
--------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.020)         $(0.045)       $(0.015)       $    --        $    --      $(0.010)
From net realized gain                      --               --         (0.346)        (1.479)        (2.039)      (0.587)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.020)         $(0.045)       $(0.361)       $(1.479)       $(2.039)     $(0.597)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 14.930          $13.970        $16.760        $16.970        $16.340      $17.990
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           7.03%          (16.41)%         1.00%         13.86%          2.58%       20.85%
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $104,809          $88,907        $72,891        $30,368        $32,489      $26,708
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.93%(4)         1.88%          1.88%          1.94%          1.85%        1.90%
   Net investment income
      (loss)                              0.41%(4)         0.21%          0.21%          0.03%         (0.15)%      (0.22)%
Portfolio Turnover of the
   Portfolio                                45%             181%            78%           163%           126%          95%
--------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS C
                                  ----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       --------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)        2001(1)        2000(1)        1999(1)        1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.120           $13.330        $13.590        $13.370        $15.110      $13.020
--------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $ 0.023           $ 0.025        $ 0.031        $ 0.003        $(0.029)     $(0.033)
Net realized and unrealized
   gain (loss)                          0.757            (2.200)         0.068          1.696          0.328        2.715
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.780           $(2.175)       $ 0.099        $ 1.699        $ 0.299      $ 2.682
--------------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.010)          $(0.035)       $(0.013)       $    --        $    --      $(0.005)
From net realized gain                     --                --         (0.346)        (1.479)        (2.039)      (0.587)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.010)          $(0.035)       $(0.359)       $(1.479)       $(2.039)     $(0.592)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $11.890           $11.120        $13.330        $13.590        $13.370      $15.110
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          7.02%           (16.35)%         0.86%         13.87%          2.47%       20.77%
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $60,633           $42,950        $24,396        $ 6,246        $ 5,208      $ 2,344
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.93%(4)          1.88%          1.88%          1.95%          1.90%        1.94%
   Net investment income
      (loss)                             0.42%(4)          0.21%          0.24%          0.02%         (0.19)%      (0.24)%
Portfolio Turnover of the
   Portfolio                               45%              181%            78%           163%           126%          95%
--------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Large-Cap Value Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers three classes of shares:
   Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (96.8% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $35,293,527, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009, $151,827 and December 31, 2010, $35,141,700.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually any net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis.

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                            5,098,030             5,879,964
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        57,881               100,573
    Redemptions                                     (1,873,047)           (2,978,852)
    --------------------------------------------------------------------------------
    NET INCREASE                                     3,282,864             3,001,685
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                            1,553,162             3,659,993
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         7,445                12,130
    Redemptions                                       (904,722)           (1,658,043)
    --------------------------------------------------------------------------------
    NET INCREASE                                       655,885             2,014,080
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                            1,822,123             3,205,308
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         2,485                 5,120
    Redemptions                                       (587,908)           (1,177,366)
    --------------------------------------------------------------------------------
    NET INCREASE                                     1,236,700             2,033,062
    --------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2003, the Fund was informed that EVM received or earned $33,013. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $54,579 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $342,833 and $180,184 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2003, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At

EATON VANCE LARGE-CAP VALUE FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   June 30, 2003, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $3,600,000 and $7,569,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2003 amounted to $246,079, $114,278, and $60,061 for Class A, Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on any redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $159,000 and $5,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $104,196,226 and $43,418,689, respectively, for the six months ended
   June 30, 2003.

8 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003. The items considered at the meeting are set forth below. Results are rounded to the nearest whole number.

   ITEM 1: To elect Trustees of the Trust.

   The results of the vote were as follows:

                                                NUMBER OF SHARES
                                              ---------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE  WITHHOLD
    ---------------------------------------------------------------
    Jessica M. Bibliowicz                      14,415,441   368,509
    Donald R. Dwight                           14,414,990   368,960
    James B. Hawkes                            14,425,292   358,658
    Samuel L. Hayes, III                       14,404,659   379,291
    William H. Park                            14,426,254   357,697
    Norton H. Reamer                           14,058,761   725,189
    Lynn A. Stout                              14,420,874   363,076

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

   ITEM 2: To modify the investment objective of the Fund. The results of the vote were as follows:

    AFFIRMATIVE                               10,736,967

    AGAINST                                      493,132

    ABSTAIN                                      608,409

    BROKER NON-VOTES                           2,945,442

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 99.2%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising and Marketing Services -- 0.5%
-----------------------------------------------------------------------
Lamar Advertising Co.(1)                       60,000      $  2,112,600
-----------------------------------------------------------------------
                                                           $  2,112,600
-----------------------------------------------------------------------
Aerospace and Defense -- 3.3%
-----------------------------------------------------------------------
General Dynamics Corp.                        100,000      $  7,250,000
Lockheed Martin Corp.                          50,000         2,378,500
Northrop Grumman Corp.                         50,000         4,314,500
-----------------------------------------------------------------------
                                                           $ 13,943,000
-----------------------------------------------------------------------
Agricultural Equipment -- 1.1%
-----------------------------------------------------------------------
Deere & Co.                                   100,000      $  4,570,000
-----------------------------------------------------------------------
                                                           $  4,570,000
-----------------------------------------------------------------------
Auto and Parts -- 0.8%
-----------------------------------------------------------------------
BorgWarner, Inc.                               50,000      $  3,220,000
-----------------------------------------------------------------------
                                                           $  3,220,000
-----------------------------------------------------------------------
Banks -- 8.7%
-----------------------------------------------------------------------
Bank of America Corp.                         115,000      $  9,088,450
Bank One Corp.                                100,000         3,718,000
FleetBoston Financial Corp.                   135,000         4,010,850
TCF Financial Corp.                           100,000         3,984,000
Wachovia Corp.                                200,000         7,992,000
Wells Fargo & Co.                             150,000         7,560,000
-----------------------------------------------------------------------
                                                           $ 36,353,300
-----------------------------------------------------------------------
Building and Construction - Miscellaneous -- 0.8%
-----------------------------------------------------------------------
D.R. Horton, Inc.                             125,000      $  3,512,500
-----------------------------------------------------------------------
                                                           $  3,512,500
-----------------------------------------------------------------------
Chemicals -- 1.8%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.              175,000      $  7,280,000
-----------------------------------------------------------------------
                                                           $  7,280,000
-----------------------------------------------------------------------
Commercial Services -- 0.5%
-----------------------------------------------------------------------
ServiceMaster Co.                             200,000      $  2,140,000
-----------------------------------------------------------------------
                                                           $  2,140,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Communications Services -- 9.4%
-----------------------------------------------------------------------
Accenture Ltd. - Class A(1)(2)                150,000      $  2,713,500
Alltel Corp.                                  100,000         4,822,000
BellSouth Corp.                               200,000         5,326,000
Clear Channel Communications, Inc.(1)         130,000         5,510,700
Comcast Corp. - Class A(1)                    220,000         6,639,600
SBC Communications, Inc.                      250,000         6,387,500
Verizon Communications, Inc.                  200,000         7,890,000
-----------------------------------------------------------------------
                                                           $ 39,289,300
-----------------------------------------------------------------------
Computers and Business Equipment -- 3.3%
-----------------------------------------------------------------------
Diebold, Inc.                                  75,000      $  3,243,750
Hewlett-Packard Co.                           100,000         2,130,000
International Business Machines Corp.         100,000         8,250,000
-----------------------------------------------------------------------
                                                           $ 13,623,750
-----------------------------------------------------------------------
Consumer Non-Durables -- 1.9%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                          150,000      $  7,821,000
-----------------------------------------------------------------------
                                                           $  7,821,000
-----------------------------------------------------------------------
Consumer Products - Miscellaneous -- 1.1%
-----------------------------------------------------------------------
Altria Group, Inc.                            100,000      $  4,544,000
-----------------------------------------------------------------------
                                                           $  4,544,000
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 1.6%
-----------------------------------------------------------------------
Emerson Electric Co.                           75,000      $  3,832,500
United Technologies Corp.                      37,500         2,656,125
-----------------------------------------------------------------------
                                                           $  6,488,625
-----------------------------------------------------------------------
Drugs -- 2.5%
-----------------------------------------------------------------------
Pfizer, Inc.                                  175,000      $  5,976,250
Wyeth                                         100,000         4,555,000
-----------------------------------------------------------------------
                                                           $ 10,531,250
-----------------------------------------------------------------------
Electric Utilities -- 7.2%
-----------------------------------------------------------------------
ALLETE, Inc.                                  100,000      $  2,655,000
Dominion Resources, Inc.                      100,000         6,427,000
Entergy Corp.                                 125,000         6,597,500
Exelon Corp.                                  125,000         7,476,250

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Electric Utilities (continued)
-----------------------------------------------------------------------
FPL Group, Inc.                               100,000      $  6,685,000
-----------------------------------------------------------------------
                                                           $ 29,840,750
-----------------------------------------------------------------------
Entertainment and Leisure -- 0.8%
-----------------------------------------------------------------------
Carnival Corp.                                100,000      $  3,251,000
-----------------------------------------------------------------------
                                                           $  3,251,000
-----------------------------------------------------------------------
Financial Services -- 11.9%
-----------------------------------------------------------------------
Citigroup, Inc.                               225,000      $  9,630,000
Federal National Mortgage Association         100,000         6,744,000
First Data Corp.                              100,000         4,144,000
Franklin Resources, Inc.                       50,000         1,953,500
Goldman Sachs Group, Inc.                      70,000         5,862,500
GreenPoint Financial Corp.                    100,000         5,094,000
J.P. Morgan Chase & Co.                       125,000         4,272,500
Merrill Lynch & Co., Inc.                     135,000         6,301,800
Morgan Stanley                                135,000         5,771,250
-----------------------------------------------------------------------
                                                           $ 49,773,550
-----------------------------------------------------------------------
Foods -- 3.0%
-----------------------------------------------------------------------
Nestle SA(2)                                   25,000      $  5,168,460
Sara Lee Corp.                                250,000         4,702,500
Unilever NV                                    50,000         2,700,000
-----------------------------------------------------------------------
                                                           $ 12,570,960
-----------------------------------------------------------------------
Health Services Co. -- 0.8%
-----------------------------------------------------------------------
Caremark Rx, Inc.(1)                          125,000      $  3,210,000
-----------------------------------------------------------------------
                                                           $  3,210,000
-----------------------------------------------------------------------
Insurance -- 6.6%
-----------------------------------------------------------------------
Allstate Corp. (The)                          100,000      $  3,565,000
Marsh & McLennan Cos., Inc.                    65,000         3,319,550
MetLife, Inc.                                 300,000         8,496,000
Progressive Corp., (The)                       67,000         4,897,700
XL Capital Ltd. - Class A                      85,000         7,055,000
-----------------------------------------------------------------------
                                                           $ 27,333,250
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Medical Products -- 1.5%
-----------------------------------------------------------------------
Cardinal Health, Inc.                         100,000      $  6,430,000
-----------------------------------------------------------------------
                                                           $  6,430,000
-----------------------------------------------------------------------
Metals - Industrial -- 2.0%
-----------------------------------------------------------------------
Alcoa, Inc.                                   325,000      $  8,287,500
-----------------------------------------------------------------------
                                                           $  8,287,500
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.3%
-----------------------------------------------------------------------
GlobalSantaFe Corp.                           225,000      $  5,251,500
Noble Corp.(1)                                125,000         4,287,500
-----------------------------------------------------------------------
                                                           $  9,539,000
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.4%
-----------------------------------------------------------------------
Anadarko Petroleum Corp.                      130,000      $  5,781,100
-----------------------------------------------------------------------
                                                           $  5,781,100
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 7.0%
-----------------------------------------------------------------------
ChevronTexaco Corp.                           100,000      $  7,220,000
ConocoPhillips                                150,000         8,220,000
Exxon Mobil Corp.                             175,000         6,284,250
Occidental Petroleum Corp.                    225,000         7,548,750
-----------------------------------------------------------------------
                                                           $ 29,273,000
-----------------------------------------------------------------------
Paper and Forest Products -- 1.9%
-----------------------------------------------------------------------
Weyerhaeuser Co.                              150,000      $  8,100,000
-----------------------------------------------------------------------
                                                           $  8,100,000
-----------------------------------------------------------------------
Publishing -- 1.8%
-----------------------------------------------------------------------
Gannett Co., Inc.                             100,000      $  7,681,000
-----------------------------------------------------------------------
                                                           $  7,681,000
-----------------------------------------------------------------------
REITS -- 2.8%
-----------------------------------------------------------------------
AMB Property Corp.                             75,000      $  2,112,750
Avalonbay Communities, Inc.                    50,000         2,132,000
General Growth Properties, Inc.                50,000         3,122,000
Public Storage, Inc.                           60,000         2,039,400
Vornado Realty Trust                           50,000         2,180,000
-----------------------------------------------------------------------
                                                           $ 11,586,150
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail - Discount -- 1.7%
-----------------------------------------------------------------------
Target Corp.                                  190,000      $  7,189,600
-----------------------------------------------------------------------
                                                           $  7,189,600
-----------------------------------------------------------------------
Retail - Restaurants -- 0.9%
-----------------------------------------------------------------------
McDonald's Corp.                              175,000      $  3,860,500
-----------------------------------------------------------------------
                                                           $  3,860,500
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.0%
-----------------------------------------------------------------------
Sears, Roebuck and Co.                        130,000      $  4,373,200
TJX Companies, Inc.                           425,000         8,007,000
-----------------------------------------------------------------------
                                                           $ 12,380,200
-----------------------------------------------------------------------
Savings & Loans -- 2.2%
-----------------------------------------------------------------------
Washington Mutual, Inc.                       225,000      $  9,292,500
-----------------------------------------------------------------------
                                                           $  9,292,500
-----------------------------------------------------------------------
Transport - Services -- 0.7%
-----------------------------------------------------------------------
FedEx Corp.                                    50,000      $  3,101,500
-----------------------------------------------------------------------
                                                           $  3,101,500
-----------------------------------------------------------------------
Transportation -- 1.4%
-----------------------------------------------------------------------
Burlington Northern Santa Fe Corp.            100,000      $  2,844,000
Union Pacific Corp.                            50,000         2,901,000
-----------------------------------------------------------------------
                                                           $  5,745,000
-----------------------------------------------------------------------
Wireless Communications -- 1.0%
-----------------------------------------------------------------------
Nokia Oyj ADR                                 250,000      $  4,107,500
-----------------------------------------------------------------------
                                                           $  4,107,500
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $362,333,775)                          $413,763,385
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.37%, 7/1/03                                $  4,239      $  4,239,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $4,239,000)                         $  4,239,000
-----------------------------------------------------------------------
Total Investments -- 100.2%
   (identified cost $366,572,775)                          $418,002,385
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.2)%                   $   (865,601)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $417,136,784
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 REIT - Real Estate Investment Trust
 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $366,572,775)                          $418,002,385
Cash                                            22,225
Receivable for investments sold              4,803,980
Interest and dividends receivable              669,553
Prepaid expenses                                   299
Tax reclaim receivable                          25,138
------------------------------------------------------
TOTAL ASSETS                              $423,523,580
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  6,357,674
Payable to affiliate for Trustees' fees          4,191
Accrued expenses                                24,931
------------------------------------------------------
TOTAL LIABILITIES                         $  6,386,796
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $417,136,784
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $365,706,847
Net unrealized appreciation (computed on
   the basis of identified cost)            51,429,937
------------------------------------------------------
TOTAL                                     $417,136,784
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $113,227)                              $ 3,995,447
Interest                                       78,905
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 4,074,352
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,095,137
Trustees' fees and expenses                     7,393
Custodian fee                                  84,861
Legal and accounting services                  17,413
Miscellaneous                                   3,876
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,208,680
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 2,865,672
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,833,082)
   Foreign currency transactions              (11,369)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,844,451)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $28,552,839
   Foreign currency                               939
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $28,553,778
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $25,709,327
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $28,574,999
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      2,865,672  $       4,347,858
   Net realized loss                            (2,844,451)       (38,596,393)
   Net change in unrealized
      appreciation (depreciation)               28,553,778        (20,091,176)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     28,574,999  $     (54,339,711)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    106,148,876  $     184,885,318
   Withdrawals                                 (44,357,836)       (91,131,723)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     61,791,040  $      93,753,595
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     90,366,039  $      39,413,884
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    326,770,745  $     287,356,861
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    417,136,784  $     326,770,745
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -------------------------------------------------------------
                                  (UNAUDITED)           2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.69%(2)        0.71%        0.71%        0.73%        0.71%        0.72%
   Net investment income                  1.64%(2)        1.40%        1.35%        1.23%        0.99%        0.95%
Portfolio Turnover                          45%            181%          78%         163%         126%          95%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                           7.73%         (15.42)%       2.16%          --           --           --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $417,137        $326,771     $287,357     $190,445     $177,047     $171,117
-------------------------------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Large-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks total return by investing primarily in value stocks of large-cap companies. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2003, the Eaton Vance Large-Cap Value Fund held a 96.8% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2003, there were no credit balances.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

LARGE-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the six months ended June 30, 2003, the fee amounted to $1,095,137. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $222,970,784 and $154,307,111, respectively, for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $362,333,775
    ------------------------------------------------------
    Gross unrealized appreciation             $ 52,081,199
    Gross unrealized depreciation                 (651,589)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 51,429,610
    ------------------------------------------------------

   The net unrealized depreciation on foreign currency at June 30, 2003, was $327.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.

6 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003. The items considered at the meeting are set forth below. Results are rounded to nearest whole number.

   ITEM 1: To elect Trustees of the Portfolio. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                            97%           3%
    Donald R. Dwight                                 97%           3%
    James B. Hawkes                                  97%           3%
    Samuel L. Hayes, III                             97%           3%
    William H. Park                                  97%           3%
    Norton H. Reamer                                 95%           5%
    Lynn A. Stout                                    97%           3%

   Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

   ITEM 2: To modify the investment objective of the Portfolio. The results of the vote were as follows:

    AFFIRMATIVE                                74%
    AGAINST                                     3%
    ABSTAIN                                     4%
    BROKER NON-VOTES                           19%

EATON VANCE LARGE-CAP VALUE FUND

INVESTMENT MANAGEMENT

EATON VANCE LARGE-CAP VALUE FUND

Officers

Thomas E. Faust Jr.
President

Duke Laflamme
Vice President

Thomas H. Luster
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

LARGE-CAP VALUE PORTFOLIO

Officers

Duncan W. Richardson
President

Michael R. Mach
Vice President and Portfolio
Manager

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF LARGE-CAP VALUE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                          BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                  PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

EATON VANCE LARGE-CAP VALUE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

173-8/03                                                                  GNCSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust (On behalf of Eaton Vance Large-Cap Value
Fund)


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 18, 2003


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003